Subsequent Events (Details Narrative) - Asian Equity Exchange Group Co LTD [Member] - Sale and Purchase Agreement [Member] - Subsequent Event [Member]	Nov. 30, 2015 shares
Percentage of shares and assets acquired	100.00%
Number of restricted common stock shares issued during the period	1,000,000,000